March 4, 2004

VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      Columbia Funds Trust I
            Columbia Tax-Managed Aggressive Growth Fund
            Columbia Tax-Managed Growth Fund
            Columbia Tax-Managed Growth Fund II
            Columbia Tax-Managed Value Fund (the "Funds")
            File Nos. 2-41251 & 811-2214

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information dated March 1, 2004 for the Funds do not differ from those contained in Post-Effective Amendment No. 74 (Amendment) to the Funds' Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2004 (Accession Number: 0000021847-04-000061).

The Funds' Prospectuses and Statement of Additional Information dated
March 1, 2004, are now being used in connection with the public offering and sale of shares of the Funds.

Very truly yours,

COLUMBIA TAX-MANAGED AGGRESSIVE GROWTH FUND
COLUMBIA TAX-MANAGED GROWTH FUND
COLUMBIA TAX-MANAGED GROWTH FUND II
COLUMBIA TAX-MANAGED VALUE FUND

/s/ Heidi Hoefler

Heidi Hoefler
Assistant Secretary